Details to the consolidated statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Non-cash change in provisions and other non-current liabilities	$ 118	$ 958	$ 838	$ 1,018
Gains on disposal and other adjustments on property, plant and equipment; intangible assets;financial assets; and other non-current assets, net	6	(615)	(55)	(684)
Equity-settled compensation expense	199	174	377	372
Income from associated companies	(183)	(176)	(306)	(256)
Taxes	421	525	869	797
Net financial expense	247	205	493	387
Total	2,345	2,085	5,202	4,101
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	319	371	700	719
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	78	74	154	149
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,306	601	2,259	1,619
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ (166)	$ (32)	$ (127)	$ (20)